Class A common share purchase warrants	12 Months Ended
Dec. 31, 2024
Class Common Share Purchase Warrants
Class A common share purchase warrants
15.	Class A common share purchase warrants:

The following table details the number of Class A common share purchase warrants outstanding at each statement of financial position date:

				Number of				Number of
				Warrants				Warrants
				Outstanding				Outstanding
	Expiry	Exercise		December				December
Grant Date	Date	Price	Granted	31, 2023	Issued	Expired	Exercised	31, 2024

2/11/2022	2/10/2024	US$ 0.54	43,500	43,500	-	-	(43,500)	-
3/19/2022	3/18/2024	US$ 0.54	88,235	88,235	-	-	(88,235)	-
11/16/2022	11/15/2024	US$ 0.45	2,929,900	2,929,900	-	-	(2,929,900)	-
11/18/2022	11/17/2024	US$ 0.45	259,000	259,000	-	-	(259,000)	-
12/7/2022	12/6/2024	US$ 0.44	265,000	265,000	-	-	(265,000)	-
8/10/2023	8/9/2025	US$ 0.60	810,000	810,000	-	-	-	810,000
8/10/2023	8/9/2025	US$ 0.49	48,600	48,600	-	-	-	48,600
8/16/2023	8/15/2025	US$ 0.59	602,500	602,500	-	-	(602,500)	-
9/5/2023	9/4/2025	US$ 0.59	84,545	84,545	-	-	-	84,545
10/20/2023	10/19/2025	US$ 0.59	695,000	695,000	-	-	(45,000)	650,000
10/20/2023	10/19/2025	US$ 0.59	41,700	41,700	-	-	-	41,700
12/21/2023	12/20/2025	US$ 0.60	1,650,000	1,650,000	-	-	(50,000)	1,600,000
12/21/2023	12/20/2025	US$ 0.40	81,000	81,000	-	-	(3,000)	78,000
1/4/2024	1/3/2026	US$ 0.60	120,000	-	120,000	-	-	120,000
			7,718,980	7,598,980	120,000	-	(4,286,135)	3,432,845

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2024 and 2023	Page 26

The following table details the value of the broker and non-broker Class A common share purchase warrants outstanding at each statement of financial position date.

	Non-Broker		Broker		Total
	Number of		Number of		Number of
	Warrants	Value	Warrants	Value	Warrants	Value

Balance at December 31, 2022	3,270,000	$294	570,467	$199	3,840,467	$493

Issued	3,842,045	404	171,300	32	4,013,345	436
Exercised	-	-	(254,832)	(138)	(254,832)	(138)

Balance at December 31, 2023	7,112,045	$698	486,935	$93	7,598,980	$791

Issued	120,000	10	-	-	120,000	10
Exercised	(3,967,500)	(372)	(318,635)	(62)	(4,286,135)	(434)

Balance at December 31, 2024	3,264,545	$336	168,300	$31	3,432,845	$367

Each warrant entitles its holder to purchase one Class A common share.